BETTER 10K - LEASES - Operating Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease cost	$ 18,245	$ 16,539
Short-term lease cost	544	406
Variable lease cost	2,713	3,209
Total operating lease cost	21,502	20,154
Lessee, Lease, Description [Line Items]
Total operating lease costs	21,502	20,154
Cost of revenue | Mortgage Platform
Leases [Abstract]
Total operating lease cost	14,450	13,363
Lessee, Lease, Description [Line Items]
Total operating lease costs	14,450	13,363
Cost of revenue | Other Platform
Leases [Abstract]
Total operating lease cost	2,188	2,094
Lessee, Lease, Description [Line Items]
Total operating lease costs	2,188	2,094
General and Administrative Expense
Leases [Abstract]
Total operating lease cost	1,900	2,485
Lessee, Lease, Description [Line Items]
Total operating lease costs	1,900	2,485
Selling and Marketing Expense
Leases [Abstract]
Total operating lease cost	253	159
Lessee, Lease, Description [Line Items]
Total operating lease costs	253	159
Technology and product development expenses
Leases [Abstract]
Total operating lease cost	2,711	2,053
Lessee, Lease, Description [Line Items]
Total operating lease costs	$ 2,711	$ 2,053